Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000041880 [Member] | Doosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[1]
C000041880 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[1]
C000041880 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[1]
C000041880 [Member] | Canadian Western Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[1]
C000041880 [Member] | ASICS Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[1]
C000041880 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[1]
C000041880 [Member] | AAC Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
C000041880 [Member] | Stelco Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
C000041880 [Member] | Eldorado Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
C000041880 [Member] | Alps Alpine Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[1]
C000041880 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000041880 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000041880 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000041880 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000041880 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000041880 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000041880 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000041880 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000041880 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000041880 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000041880 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041880 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000041881 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[2]
C000041881 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[2]
C000041881 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[2]
C000041881 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000041881 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000041881 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[2]
C000041881 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[2]
C000041881 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000041881 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[2]
C000041881 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[2]
C000041881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000041881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000041881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000041881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000041881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000041881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000041881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000041881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000041881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000041881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000041883 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%	[3]
C000041883 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[3]
C000041883 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[3]
C000041883 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[3]
C000041883 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[3]
C000041883 [Member] | Ping An Insurance Group Co of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[3]
C000041883 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[3]
C000041883 [Member] | Petroleo Brasileiro S A Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[3]
C000041883 [Member] | Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[3]
C000041883 [Member] | JD com Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[3]
C000041883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000041883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000041883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000041883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000041883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000041883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000041883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000041883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000041898 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[4]
C000041898 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%	[4]
C000041898 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%	[4]
C000041898 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%	[4]
C000041898 [Member] | Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[4]
C000041898 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[4]
C000041898 [Member] | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[4]
C000041898 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[4]
C000041898 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[4]
C000041898 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[4]
C000041898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000041898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000041898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000041898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000041898 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000041899 [Member] | EVgo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[5]
C000041899 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[5]
C000041899 [Member] | JinkoSolar Holding Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[5]
C000041899 [Member] | Yadea Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[5]
C000041899 [Member] | Flat Glass Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[5]
C000041899 [Member] | NIO Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[5]
C000041899 [Member] | Ganfeng Lithium Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[5]
C000041899 [Member] | Tianneng Power International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[5]
C000041899 [Member] | Xinyi Solar Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[5]
C000041899 [Member] | XPeng Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[5]
C000041899 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000041899 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000041899 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000041899 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000041899 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000041899 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041899 [Member] | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000041899 [Member] | Electronic Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041899 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000041899 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041899 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041899 [Member] | Automotive Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000041899 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000041899 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000041899 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000041900 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[6]
C000041900 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[6]
C000041900 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[6]
C000041900 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[6]
C000041900 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[6]
C000041900 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[6]
C000041900 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[6]
C000041900 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[6]
C000041900 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[6]
C000041900 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000041900 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000041900 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000041900 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000041900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000041900 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000041900 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000041900 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000041900 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000041900 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041900 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041900 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000041900 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053050 [Member] | Republic of Kenya Government International Bond 7 25 02 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[7]
C000053050 [Member] | Republic of Kenya Government International Bond 8 25 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[7]
C000053050 [Member] | Kazakhstan Government International Bond 6 50 07 21 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[7]
C000053050 [Member] | Kazakhstan Government International Bond 4 88 10 14 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[7]
C000053050 [Member] | El Salvador Government International Bond 7 63 02 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[7]
C000053050 [Member] | Pakistan Government International Bond 7 38 04 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[7]
C000053050 [Member] | Pakistan Government International Bond 6 88 12 05 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000053050 [Member] | Pakistan Government International Bond 8 88 04 08 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000053050 [Member] | El Salvador Government International Bond 9 50 07 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[7]
C000053050 [Member] | El Salvador Government International Bond 8 25 04 10 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[7]
C000053050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053050 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053050 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000053052 [Member] | Electricite de France S A 5 50 10 17 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[8]
C000053052 [Member] | Toronto Dominion Bank The 4 68 01 08 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[8]
C000053052 [Member] | Bank of Montreal 4 71 12 07 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[8]
C000053052 [Member] | NTT Finance Corp Series 16 0 18 12 19 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[8]
C000053052 [Member] | NTT Finance Corp Series 17 0 28 12 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[8]
C000053052 [Member] | Electricite de France S A 6 13 06 02 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[8]
C000053052 [Member] | NTT Finance Corp Series 18 0 38 09 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000053052 [Member] | Royal Bank of Canada 4 63 05 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000053052 [Member] | Toronto Dominion Bank The 4 21 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[8]
C000053052 [Member] | Enel Finance International N V 5 75 09 14 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[8]
C000053052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000053052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000053052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000053052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000053052 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053052 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053052 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057374 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[9]
C000057374 [Member] | InterContinental Hotels Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[9]
C000057374 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[9]
C000057374 [Member] | REA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[9]
C000057374 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[9]
C000057374 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000057374 [Member] | Flughafen Zureich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[9]
C000057374 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[9]
C000057374 [Member] | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[9]
C000057374 [Member] | Mizrahi Tefahot Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[9]
C000057374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000057374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000057374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000057374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000057374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057374 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000057374 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[10]
C000057375 [Member] | Topco Scientific Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000057375 [Member] | Charoen Pokphand Enterprise Taiwan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[10]
C000057375 [Member] | Clicks Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[10]
C000057375 [Member] | Shiny Chemical Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[10]
C000057375 [Member] | QL Resources Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[10]
C000057375 [Member] | Lien Hwa Industrial Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[10]
C000057375 [Member] | Goldsun Building Materials Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[10]
C000057375 [Member] | China Shenhua Energy Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[10]
C000057375 [Member] | Kaori Heat Treatment Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[10]
C000057375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000057375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000057375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000057375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000057375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000057375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000057375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000057375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057375 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057375 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106969 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[11]
C000106969 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[11]
C000106969 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[11]
C000106969 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[11]
C000106969 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[11]
C000106969 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[11]
C000106969 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[11]
C000106969 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[11]
C000106969 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[11]
C000106969 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[11]
C000106969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000106969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000106969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000106969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106969 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106969 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106970 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[12]
C000106970 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[12]
C000106970 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[12]
C000106970 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[12]
C000106970 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[12]
C000106970 [Member] | Singapore Exchange Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[12]
C000106970 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[12]
C000106970 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[12]
C000106970 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[12]
C000106970 [Member] | Groupe Bruxelles Lambert N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[12]
C000106970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000106970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000106970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000106970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000106970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106970 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106971 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[13]
C000106971 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[13]
C000106971 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[13]
C000106971 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[13]
C000106971 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000106971 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000106971 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[13]
C000106971 [Member] | Zomato Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[13]
C000106971 [Member] | ACWA Power Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000106971 [Member] | NTPC Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[13]
C000106971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000106971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000106971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000106971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000106971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106971 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106972 [Member] | IHH Healthcare Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[14]
C000106972 [Member] | RHB Bank Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[14]
C000106972 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[14]
C000106972 [Member] | Tisco Financial Group PCL NVDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[14]
C000106972 [Member] | Chunghwa Telecom Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000106972 [Member] | President Chain Store Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[14]
C000106972 [Member] | Saudi Arabian Oil Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[14]
C000106972 [Member] | Taiwan High Speed Rail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[14]
C000106972 [Member] | Chang Hwa Commercial Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[14]
C000106972 [Member] | Hong Leong Bank Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[14]
C000106972 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106972 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106972 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000106972 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000106972 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106972 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000106972 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106972 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106972 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106972 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000106972 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106972 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126877 [Member] | Industrial and Commercial Bank of China Ltd 3 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[15]
C000126877 [Member] | Samarco Mineracao S A 9 00 PIK Rate 0 50 Cash Rate 9 00 06 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[15]
C000126877 [Member] | Teva Pharmaceutical Finance Netherlands III B V 3 15 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[15]
C000126877 [Member] | Bank of Communications Co Ltd 3 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000126877 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[15]
C000126877 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000126877 [Member] | Altice France S A 5 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%	[15]
C000126877 [Member] | First Quantum Minerals Ltd 6 88 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[15]
C000126877 [Member] | Rakuten Group Inc 11 25 02 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[15]
C000126877 [Member] | One Zero One One Seven Seven Eight BC ULC New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[15]
C000126877 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000126877 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000126877 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000126877 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000126877 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126877 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000126877 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000126877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000126877 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126877 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126877 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135815 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[16]
C000135815 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[16]
C000135815 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[16]
C000135815 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[16]
C000135815 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%	[16]
C000135815 [Member] | UniCredit S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[16]
C000135815 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%	[16]
C000135815 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[16]
C000135815 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[16]
C000135815 [Member] | Japan Post Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[16]
C000135815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000135815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000135815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000135815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000135815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135815 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 63 01 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 25 01 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 07 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 50 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 07 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Bonds 2 38 01 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 04 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 25 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[17]
C000192793 [Member] | Maturing in 0 To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000192793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197634 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[18]
C000197634 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[18]
C000197634 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[18]
C000197634 [Member] | Weyerhaeuser Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[18]
C000197634 [Member] | Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%	[18]
C000197634 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[18]
C000197634 [Member] | DS Smith PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[18]
C000197634 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[18]
C000197634 [Member] | UPM Kymmene OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[18]
C000197634 [Member] | Suzano S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[18]
C000197634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000197634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000197634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197635 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[19]
C000197635 [Member] | Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[19]
C000197635 [Member] | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[19]
C000197635 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%	[19]
C000197635 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%	[19]
C000197635 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%	[19]
C000197635 [Member] | United Utilities Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[19]
C000197635 [Member] | Severn Trent PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[19]
C000197635 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[19]
C000197635 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[19]
C000197635 [Member] | Water Plant [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000197635 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000197635 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000197635 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197635 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197635 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197635 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197644 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%	[20]
C000197644 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[20]
C000197644 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%	[20]
C000197644 [Member] | Baidu Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[20]
C000197644 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[20]
C000197644 [Member] | Bilibili Inc Z Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[20]
C000197644 [Member] | SenseTime Group Inc B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[20]
C000197644 [Member] | Sunny Optical Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[20]
C000197644 [Member] | Kingdee International Software Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[20]
C000197644 [Member] | Hygon Information Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[20]
C000197644 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000197644 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000197644 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000197644 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000197644 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000197644 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000197644 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000197644 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226858 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[21]
C000226858 [Member] | Daiwa House Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[21]
C000226858 [Member] | BXP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[21]
C000226858 [Member] | Unibail Rodamco Westfield SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[21]
C000226858 [Member] | CapitaLand Integrated Commercial Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[21]
C000226858 [Member] | CapitaLand Ascendas REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[21]
C000226858 [Member] | Klepierre S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[21]
C000226858 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000226858 [Member] | Nippon Building Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[21]
C000226858 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[21]
C000226858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000226858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000226858 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229461 [Member] | iShares Bitcoin Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[22]
C000229461 [Member] | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[22]
C000229461 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000229461 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[22]
C000229461 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[22]
C000229461 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[22]
C000229461 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[22]
C000229461 [Member] | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[22]
C000229461 [Member] | Bit Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[22]
C000229461 [Member] | Hive Digital Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[22]
C000229461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000229461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000229461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000229461 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229461 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000229462 [Member] | iShares Bitcoin Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[23]
C000229462 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[23]
C000229462 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[23]
C000229462 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[23]
C000229462 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[23]
C000229462 [Member] | Bit Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[23]
C000229462 [Member] | Hive Digital Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[23]
C000229462 [Member] | Iris Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[23]
C000229462 [Member] | Canaan Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[23]
C000229462 [Member] | CleanSpark Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[23]
C000229462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000229462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000229462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229462 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250890 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000250890 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[24]
C000250890 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[24]
C000250890 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[24]
C000250890 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[24]
C000250890 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[24]
C000250890 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[24]
C000250890 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[24]
C000250890 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[24]
C000250890 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[24]
C000250890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000250890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000250890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250890 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.